Significant Contracts	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Significant Contracts [Abstract]
Significant Contracts [Text Block]

3. Significant Contracts

QVC Agreements

Under the Company’s agreements with QVC, QVC is required to pay the Company fees based primarily on a percentage of its net sales of Isaac Mizrahi, Ripka and H Halston branded merchandise. QVC royalty revenue represents a significant portion of the Company’s total revenues. Royalties from QVC totaled $5.15 million and $2.29 million for the Current Quarter and Prior Year Quarter, respectively, representing 79% and 65% of the Company’s total revenues, respectively. As of March 31, 2015 and December 31, 2014, the Company had receivables from QVC of $3.58 million and $2.36 million, representing 73% and 65% of the Company’s receivables, respectively. The March 31, 2015 QVC receivables include $500,000 of earned revenue that had been accrued but not billed as of March 31, 2015.

6. Significant Contracts

QVC Agreement
Under the Company’s agreements with QVC, QVC is required to pay the Company fees based primarily on a percentage of its net sales of Isaac Mizrahi, Ripka and H Halston branded merchandise. QVC royalty revenue represents a significant portion of the Company’s total revenues. Royalties from QVC totaled $14.98 million and $8.13 million for the Current Year and Prior Year, respectively, representing 72% and 62% of the Company’s total revenues, respectively. As of December 31, 2014 and 2013, the Company had receivables from QVC of $2.36 million and $2.06 million, representing 65% and 58% of the Company’s receivables, respectively. The December 31, 2013 QVC receivables include $152,000 of earned revenue that had been accrued but not billed as of December 31, 2013.
LCNY Agreement
In connection with the Company’s agreement with Kate Spade and Company (formerly Fifth & Pacific Companies, Inc. and formerly Liz Claiborne, Inc.) (“KSC”) (the “LCNY Agreement”), KSC is required to pay the Company royalties based primarily on a percentage of royalties KSC receives from QVC under a separate license agreement between KSC and QVC. Revenues from the LCNY Agreement totaled $1.45 million and $1.56 million for the Current Year and Prior Year, respectively, representing 7% and 12% of the Company’s total revenues, respectively. As of December 31, 2014 and 2013, the Company had a receivable from KSC in the amount of $0.19 million and $0.61 million, respectively, representing 5% and 18% of the Company’s receivables, respectively.